Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
(Dollars in thousands)	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Date Indicated
Equity Securities Held at Fair Value - June 30, 2024
Equity securities	$4,661	$-	$2,841	$7,502

Investment Securities, Available for Sale - June 30, 2024
U.S. Treasury notes and bonds	$79,311	$-	$-	$79,311
State and municipal	-	229,255	-	229,255
Mortgage-backed	-	173,058	-	173,058
Corporate	-	205	-	205
Asset-backed securities	-	9,841	-	9,841
Total	$79,311	$412,359	$-	$491,670

Derivative Instruments - June 30, 2024
Interest rate derivative contracts - assets	$-	$23,629	$-	$23,629
Interest rate derivative contracts - liabilities	$-	$-	$-	$-

Equity Securities Held at Fair Value - December 31, 2023
Equity securities	$4,749	$-	$2,756	$7,505

Investment Securities, Available for Sale - December 31, 2023
U. S. Treasury notes and bonds	$80,194	$-	$-	$80,194
State and municipal	-	234,682	-	234,682
Mortgage-backed	-	188,501	-	188,501
Corporate	-	204	-	204
Asset-backed securities	-	11,017	-	11,017
Total	$80,194	$434,404	$-	$514,598

Derivative Instruments - December 31, 2023
Interest rate derivative contracts - assets	$-	$8,880	$-	$8,880
Interest rate derivative contracts - liabilities	$-	$-	$-	$-

Securities classified as available for sale are generally reported at fair value utilizing Level 2 inputs. ChoiceOne’s external investment advisor obtained fair value measurements from an independent pricing service that uses matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs). The fair value measurements considered observable data that may include dealer quotes, market spreads, cash flows and the bonds' terms and conditions, among other things. Securities classified in Level 2 included U.S. Government and federal agency securities, state and municipal securities, mortgage-backed securities, corporate bonds, and asset backed securities. The Company classified certain state and municipal securities and corporate bonds, and equity securities as Level 3. Based on the lack of observable market data, estimated fair values were based on the observable data available and reasonable unobservable market data.

Schedule of Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
	Six Months Ended June 30,
(Dollars in thousands)	2024	2023
Equity Securities Held at Fair Value
Balance, January 1	$2,756	$2,542
Total realized and unrealized gains included in noninterest income	52	60
Net purchases, sales, calls, and maturities	33	98
Net transfers into Level 3	-	-
Balance, June 30,	$2,841	$2,700

Amount of total losses for the period included in earning attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at June 30,	$12	$-

Schedule of Assets Measured at Fair Value on a Non-recurring Basis
(Dollars in thousands)	Balances at Dates Indicated	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Collateral Dependent Loans
June 30, 2024	$923	$-	$-	$923
December 31, 2023	$387	$-	$-	$387

Other Real Estate
June 30, 2024	$272	$-	$-	$272
December 31, 2023	$122	$-	$-	$122